Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102-3714
Telephone: 1-888-PRU-2888

Writer’s Direct Dial (203) 944-5336

May 3, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           Definitive Prospectuses Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-184541	333-184542

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses included in the above-referenced Registration Statements,  the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/William J. Evers
William J. Evers